Accruals and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accruals and Other Liabilities
Payables for purchase of property, plant and equipment	¥ 4,445,749		¥ 4,172,758
Payable for R&D expenses	2,318,679		1,814,746
Salaries and benefits payable	1,902,119		1,525,366
Current portion of deferred revenue/income	1,945,021		1,273,779
Payables for marketing events	1,636,911		1,075,693
Advance from customers	911,006		833,779
Warranty liabilities	709,288		669,793
Accrued costs on purchase commitments	521,443		792,786
Accrued expenses	422,730		857,639
Interest payables	135,492		32,271
Current portion of finance lease liabilities	25,311		30,609
Other payables	582,605		575,143
Total	¥ 15,556,354	$ 2,191,067	¥ 13,654,362